Property, Equipment and Deposits (Details) - Schedule of Property, Equipment and Deposits, Net - USD ($)	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Property, Equipment and Deposits, Net [Line Items]
Less: Accumulated depreciation	$ (18,583,416)	$ (11,356,857)
Total property and equipment, net	13,525,999	19,327,658
Vehicle deposits	5,476	95,226
Total property, equipment and deposits, net	13,531,475	19,422,884
Rental vehicles [Member]
Schedule of Property, Equipment and Deposits, Net [Line Items]
Property and equipment, gross	30,262,689	28,950,519	$ 16,324,134
Furniture and fixtures [Member]
Schedule of Property, Equipment and Deposits, Net [Line Items]
Property and equipment, gross	1,175,335	865,753
Leasehold Improvements [Member]
Schedule of Property, Equipment and Deposits, Net [Line Items]
Property and equipment, gross	$ 671,391	$ 868,243